Victory Cornerstone Conservative Fund Investment Strategy - Victory Cornerstone Conservative Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund’s principal investment strategy is to invest its assets in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”) (“underlying affiliated funds”) consisting of a target asset class allocation of approximately 20% equity securities and 80% fixed-income securities. This is often referred to as a fund-of-funds investment strategy. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund may invest in investment-grade and below-investment-grade (“junk” or high-yield) fixed-income securities.